Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Houlihan Lokey Inc
Goodwill [Line Items]
Amount of decrease in goodwill due to partial sale of shares	¥ 57,153